CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement Of Comprehensive Income [line items]
Net income	$ 273	$ 403	$ 51
Other comprehensive income (loss) that will not be reclassified to net income
Revaluations of property, plant and equipment	1,971	4,558	872
Actuarial gain (loss) on defined benefit plans	(14)	9	(2)
Deferred income taxes on above items	(376)	(975)	338
Equity-accounted investments	175	426	54
Total items that will not be reclassified to net income	1,756	4,018	1,262
Other comprehensive income that may be reclassified to net income
Foreign currency translation	(101)	(825)	188
Gains (losses) arising during the year on financial instruments designated as cash-flow hedges	29	(5)	4
Unrealized gain (loss) on foreign exchange swaps - net investment hedge	1	93	(94)
Unrealized (loss) gain on investments in equity securities	35	(16)	(22)
Reclassification adjustments for amounts recognized in net income	7	18	(1)
Deferred income taxes on above items	(1)	(19)	11
Equity-accounted investments	(1)	0	2
Total items that may be reclassified subsequently to net income	(31)	(754)	88
Other comprehensive income	1,725	3,264	1,350
Comprehensive income	1,998	3,667	1,401
Comprehensive income attributable to:
Preferred limited partners' equity	44	38	28
Limited partners' equity	485	950	494
Non-controlling interests
Consolidated Statement Of Comprehensive Income [line items]
Net income	273	403	51
Other comprehensive income that may be reclassified to net income
Comprehensive income	1,998	3,667	1,401
Participating non-controlling interests - in operating subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net income	262	297	53
Other comprehensive income that may be reclassified to net income
Other comprehensive income	795	1,707	383
Comprehensive income attributable to:
Non-controlling interests	1,057	2,004	436
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income		1	(1)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	7	13	9
Comprehensive income attributable to:
Non-controlling interests	7	14	8
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net income	(25)	17	(23)
Other comprehensive income that may be reclassified to net income
Other comprehensive income	376	666	393
Comprehensive income attributable to:
Non-controlling interests	351	683	370
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net income	26	26	26
Other comprehensive income that may be reclassified to net income
Other comprehensive income	28	(48)	39
Comprehensive income attributable to:
Non-controlling interests	$ 54	$ (22)	$ 65